Common and Preferred Stock (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Common and Preferred Stock
NOTE 10. COMMON AND PREFERRED STOCK
Common Stock
As of March 31, 2025, the Company had 55,000,000 shares of Common Stock authorized and 2,140,119 shares issued and 2,129,239 shares outstanding. There were no dividends declared or paid on the common stock during the three months ended March 31, 2025 and 2024.
Preferred Stock
As of March 31, 2025, the Company had 5,000,000 shares of Preferred Stock authorized and 2,811,535 shares issued and outstanding.
Series A Preferred Stock
As of March 31, 2025, the Company had 559,263 shares of Series A Preferred Stock issued and outstanding. There were no dividends declared or paid on the Series A Preferred Stock for the three months ended March 31, 2025 and 2024.
Series B Preferred Stock
On January 29, 2025, the board of directors of Regional declared a dividend to the holders of its 12.5% Series B Cumulative Redeemable Preferred Shares (the “Series B Preferred Stock”), on a pro rata basis in proportion to the number of shares of Series B Preferred Stock held by such holders of 250,000 shares of the Company’s common stock, rounded down to the nearest whole share of Common Stock. The dividend was paid on February 19, 2025 to holders of record of the Series B Preferred Stock as of the close of business on February 10, 2025 and 249,990 shares of the Company's common stock were issued. Regional is required to pay the dividend of Common Stock to such holders of Series B Preferred Stock pursuant to the terms of Regional’s Amended and Restated Articles of Incorporation, which governs the terms of the Series B Preferred Stock.
As of March 31, 2025, the Company had 2,252,272 shares of Series B Preferred Stock issued and outstanding.

NOTE 11. COMMON AND PREFERRED STOCK
On June 27, 2023, the Company convened a special meeting (the “Special Meeting”) of the holders of its Series A Preferred Stock”) and the holders of its common stock (the “Common Stock”) and Series E Redeemable Preferred Shares (the “Series E Preferred Stock”). The Special Meeting was called to consider the proposals set forth in the Company’s definitive proxy statement/prospectus filed with the SEC on May 25, 2023 (as supplemented or amended, the “Proxy Statement/Prospectus”) in connection with the Company’s Exchange. The expiration date (the “Expiration Date”) for the Exchange Offer was 11:59 p.m., New York City time, on June 27, 2023.
All of the proposals presented at the Special Meeting were approved by the requisite votes of the applicable shareholders of the Company, including:
•
certain amendments to the Company’s Amended and Restated Articles of Incorporation (as in effect prior to such amendments, the “Prior Charter”) with respect to the Series A Preferred Stock to significantly reduce the rights of holders of Series A Preferred Stock (the “Series A Charter Amendments” and, such proposal, the “Preferred Series A Charter Amendment Proposal”); and

•
(i) a temporary amendment of the Prior Charter to increase the authorized number of shares of preferred stock to 6,000,000 shares and, following the consummation of the Exchange Offer, the subsequent amendment of the Prior Charter to decrease the authorized number of shares of preferred stock to 5,000,000 shares and (ii) the authorization, creation and designation by the Board of Directors of the Company (the “Board”), from the authorized but undesignated shares of preferred stock, of the Series B Preferred Stock (the “Series B Charter Amendments” and, such proposal, the “Series B Preferred Stock Proposal”); and

•
certain amendments to the Prior Charter relating to (i) the Series A Charter Amendments and (ii) the temporary amendment of the Prior Charter to increase the authorized number of shares of the Company to 61,000,000 shares, consisting of 55,000,000 shares of common stock and 6,000,000 shares of preferred stock, and, following the consummation of the Exchange Offer, the subsequent amendment of the Prior Charter to decrease the authorized number of shares of the Company to 60,000,000 shares, consisting of 55,000,000 shares of common stock and 5,000,000 shares of preferred stock (such proposal, the “Common Charter Amendment Proposal”).

On June 30, 2023, the Company closed the Exchange Offer. Continental Stock Transfer & Trust Company, the exchange agent in connection with the Exchange Offer, notified the Company that 2,252,272 shares of Series A Preferred Stock had been properly tendered (and not validly withdrawn) in the Exchange Offer, representing approximately 80.1% of the then outstanding shares of Series A Preferred Stock. All of the shares of Series A Preferred Stock properly tendered (and not validly withdrawn) prior to the Expiration Date pursuant to the Exchange Offer were accepted by the Company and were retired. On June 30, 2023, in exchange for each such share of Series A Preferred Stock, participating holders of Series A Preferred Stock received one share of Series B Preferred Stock, resulting in the issuance of 2,252,272 shares of Series B Preferred Stock. 559,263 shares of Series A Preferred Stock did not participate in the Exchange Offer and remain outstanding.
On July 3, 2023, in connection with the closing of the Exchange Offer, the Company filed Amended and Restated Articles of Incorporation (the “Charter”) with the Secretary of State of the State of Georgia.
Common Stock
As of December 31, 2024, the Company had 55,000,000 shares of Common Stock authorized and 1,890,129 shares issued and 1,879,249 shares outstanding. There were no dividends declared or paid on the common stock during the years ended December 31, 2024 and 2023.
Preferred Stock
As of December 31, 2024, the Company had 5,000,000 shares of Preferred Stock authorized and 2,811,535 shares issued and outstanding.
Series A Preferred Stock
On June 27, 2023, certain Preferred Series A Charter Amendments were approved at the Special Meeting to (i) reduce the liquidation preference of the Series A Preferred Stock to $5.00 per share, (ii) eliminate accumulated and unpaid dividends on the Series A Preferred Stock, (iii) eliminate future dividends on the Series A Preferred Stock, (iv) eliminate penalty events and the right of holders of Series A Preferred Stock to elect directors upon the occurrence of a penalty event, (v) reduce the redemption price of the Series A Preferred Stock in the event of an optional redemption to $5.00 per share, (vi) reduce the redemption price of the Series A Preferred Stock in the event of a “change of control” to $5.00 per share and (vii) change the voting rights of holders of Series A Preferred Stock when voting as a single class with any other class or series of stock to one vote per $5.00 liquidation preference.
The Company has accounted for the Series A Charter Amendments to the rights, preferences, and privileges of the Series A Preferred Stock as an extinguishment of the Series A Preferred Stock and issuance of new Series B Preferred Stock due to the significance of the modifications to the substantive contractual terms and the associated fundamental changes to the nature of the Series A Preferred Stock. Accordingly, the Company recorded an aggregate gain of $43.4 million within stockholders’ equity equal to the difference between the fair value of the new shares of Series B Preferred Stock issued and the carrying amount of the shares of Series A Preferred Stock extinguished. The gain on extinguishment is reflected in the calculation of net income (loss) available to common stockholders in accordance with FASB ASC Topic 260, Earnings per Share. The fair value of the Series A Preferred Stock was $0.76 per share based on a probability-weighted average of the expected return method.
On June 30, 2023, in connection with the closing of the Exchange Offer, 2,252,272 shares of Series A Preferred Stock were retired and exchanged for 2,252,272 shares of Series B Preferred Stock.
As of December 31, 2024 and December 31, 2023, the Company had 559,263 shares of Series A Preferred Stock issued and outstanding. Accumulated and unpaid dividends on the Series A Preferred Stock in the amount of $45.9 million were forfeited as part of the extinguishment during the year ended December 31, 2023.
No dividends were declared or paid on the Series A Preferred Stock for the years ended December 31, 2024 and 2023.
Series B Preferred Stock
The terms and provisions of the Series B Preferred Stock include, among other things: (i) no stated maturity and not being subject to any sinking fund or mandatory redemption, except following a change of control and the cumulative redemption provisions, (ii) ranks senior to our common stock, our Series A Preferred Stock and any other shares of our stock that we may issue in the future, the terms of which specifically provide that such stock ranks junior to the Series B Preferred Stock, in each case with respect to payment of dividends and amounts upon the occurrence of a liquidation event, (iii) dividend rate is 12.5% per annum of the liquidation preference of the Series B Preferred Stock in effect on the first calendar day of the applicable dividend period, (iv) initial dividend period will commence July 1, 2027, (v) liquidation preference is initially be $10.00 per share and will increase over time, pursuant to the terms set forth in the Charter, to $25.00 per share upon the fourth anniversary date of the original issuance date, provided that once there are 200,000 or fewer shares of the Series B Preferred Stock outstanding, the liquidation preference will be reduced to $5.00 per share; and (vi) the Company must redeem, repurchase or otherwise acquire certain amount of shares of Series B Preferred Stock through the fourth anniversary of the original date of issuance as provided in the Charter. The fair value of the Series B Preferred Stock was $8.26 per share based on a probability-weighted average of the expected return method.
As of December 31, 2024 and December 31, 2023, the Company had 2,252,272 shares of Series B Preferred Stock issued and outstanding. No dividends were declared or paid on the Series B Preferred Stock for the years ended December 31, 2024 and 2023.
Series E Preferred Stock
On February 13, 2023, the Board declared a dividend of one one-thousandth of a share of Series E Preferred Stock for each outstanding share of common stock, payable on February 28, 2023 to shareholders of record at 5:00 p.m. Eastern Time on February 27, 2023 (the “Dividend Record Date”). The Articles of Amendment Establishing Series E Redeemable Preferred Shares were filed with the Secretary of State of the State of Georgia and became effective on February 14, 2023. The Series E Preferred Stock was distributed on February 28, 2023 to shareholders of record on the Dividend Record Date.
All shares of Series E Preferred Stock were redeemed in connection with the Special Meeting. The Series E Preferred Stock designation has been eliminated from the Charter and, as of December 31, 2023, there were no shares of Series E Preferred Stock issued and outstanding.

	Date paid / Arrears date	Dividends Per Share	Dividend Arrears (in 000's)
Common Stock Dividends:*
	4/30/2015	$0.050	$0.050
	7/31/2015	0.055	0.055
	10/31/2015	0.060	0.060
For the year ended December 31, 2015		$0.165	$0.165
Preferred Stock Dividends:
	3/31/2017	$ 0.68	$—
	6/30/2017	0.68	—
	9/30/2017	0.68	—
	12/31/2017	$ 0.68	$1,912
For the year ended December 31, 2017		$0.68	$1,912
	3/31/2018	$ 0.68	$1,912
	6/30/2018	0.68	1,912
	9/30/2018	0.68	1,912
	12/31/2018	0.80	2,249
For the year ended December 31, 2018		$ 2.84	$7,985
	3/31/2019	$ 0.80	$2,250
	6/30/2019	0.80	2,249
	9/30/2019	0.80	2,249
	12/31/2019	0.80	2,249
For the year ended December 31, 2019		$3.20	$8,997
	3/31/2020	$ 0.80	$2,250
	6/30/2020	0.80	2,249
	9/30/2020	0.80	2,249
	12/31/2020	0.80	2,249
For the year ended December 31, 2020		$3.20	$8,997
	3/31/2021	$ 0.80	$2,250
	6/30/2021	0.80	2,249
	9/30/2021	0.80	2,249
	12/31/2021	0.80	2,249
For the year ended December 31, 2021		$3.20	$8,997
	3/31/2022	0.80	2,250
	6/30/2022	0.80	2,249

	Date paid / Arrears date	Dividends Per Share	Dividend Arrears (in 000's)
	9/30/2022	0.80	2,249
	12/31/2022	0.80	2,249
For the year ended December 31, 2022		$3.20	$8,997
	3/31/2023	$0.80	$2,249
	6/30/2023	—	—
	9/30/2023	—	—
	12/31/2023	—	—
For the year ended December 31, 2023		$0.80	$2,249
	3/31/2024	—	—
	6/30/2024	—	—
	9/30/2024	—	—
	12/31/2024	—	—
For the year ended December 31, 2024		$—	$—